Operating leases Schedule Of Future Minimum Lease Payments (Details) - Vessels - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	$ (127,644)	$ (159,764)
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	(32,120)	(32,120)
Between 1 and 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	(95,524)	(127,644)
More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	$ 0	$ 0